FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Derivative financial instruments	R$ 18,268,330	R$ 16,240,611
Total	R$ 18,268,330	R$ 16,240,611